Summary of Major Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Major Accounting Policies [Abstract]
Minimum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	20.00%
Maximum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	50.00%
Revenue Recognition [Abstract]
Percentage of revenue recognized under the accounting rules for construction-type and production-type contracts (in hundredths)	23.00%	26.00%	36.00%
Inventories [Abstract]
Percentage of inventories carried on the LIFO method (in hundredths)	53.00%	55.00%
Foreign Currency Derivatives [Abstract]
Foreign currency transactions gain (loss)	$ (12.4)	$ (10.9)	$ 11.9
Minimum [Member]
Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life	5 years
Maximum [Member]
Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life	20 years
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	18 years
Office Furniture, Software and Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office Furniture, Software and Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years